Average Annual Total Returns - VIPHighIncomePortfolio-InvestorPRO - VIPHighIncomePortfolio-InvestorPRO - VIP High Income Portfolio	Nov. 08, 2023
VIP High Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(11.46%)
Past 5 years	1.09%
Past 10 years	2.94%
ML040
Average Annual Return:
Past 1 year	(11.21%)
Past 5 years	2.10%
Past 10 years	3.94%